INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets Valuation Allowance Roll Forward
Beginning balance	$ 3,701	$ 2,786	$ 2,709
Additional allowance	1,410	1,752	1,330
Reversal of allowance	(1,016)	(902)	(1,274)
Exchange effect	(57)	65	21
Ending balance	4,038	3,701	2,786
PRC and Hong Kong entities
Net operating losses
Net operating losses	24,451	19,674
Valuation allowance	$ 3,988	$ 3,547